Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
 www.allianzlife.com
]

December 22, 2010

Ms. Sally Samuel
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington, DC    20549-4644

Re:   Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Post-Effective Amendment No. 22 to Registration Statement Nos. 333-139701 and 811-05618

Allianz Life Insurance Company of New York
Allianz Life Variable Account C
Post-Effective Amendment No. 20 to Registration Statement Nos. 333-143195 and 811-05716

Dear Ms. Samuel:

Enclosed for filing please find Post-Effective Amendments being filed in response to Staff comments received on the two above-referenced Post-Effective Amendments electronically filed on October 21, 2010.  We received oral comments from you on December 7 and 21, 2010. This letter responds to your comments on the two filings.

We have also modified the prospectuses to reflect written and oral comments that we received from you on another filing, and our responses to these comments. This filing was effected by Allianz Life Insurance Company of North America, Initial Registration Statement Nos. 333-169265 and 811-05618. Written comments on this filing were received from you on November 4, 2010, and oral comments were received on December 10, 15 and 20, 2010.

Please note that each Post-Effective Amendment includes two prospectuses. The first prospectus includes information on the existing benefits and the second prospectus includes information on the new benefit.  The first prospectus will be used until the new benefit is made available in applicable states and we begin marketing the new product, which should occur in the first half of 2011. Disclosure related to the availability of two investment options to be made available in January of 2011 is also being added to both prospectuses.

All page numbers in this letter refer to the prospectuses that were sent to you with the above-referenced Post-Effective Amendments.

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ORAL COMMENTS RECEIVED DECEMBER 15, 20 and 21, 2010

1.           Cover (Page 1)

Comments:

(a).	Please revise the cover page so that all information before the date appears on page 1.

(b).	Please revise the second page so that all information on the appendices for older benefits and the investment options appear on that page.

Responses:

(a).	Revised as requested.

(b).	Revised as requested.

2.           Fee Tables and Examples (Pages 6-9)

Comments:

(a).
Please revise footnote 9 to the Contract Annual Expense table to indicate the initial value of the Benefit Base and Target Value and help clarify how the rider charge is assessed differently from the M&E charge.

(b).
Please revise the term “Short Withdrawal Charge Contract” and “No Withdrawal Charge Contract” in the footnotes to the Examples to indicate that these are Base Contracts with either the Short Withdrawal Charge Option or No Withdrawal Charge Option and help clarify that the Base Contract M&E charge applies to these contracts.

Responses:

(a).	Revised as requested.

(b).	Revised as requested.

3.           Free Look (Page 16)

Comment:

For states that require return of Purchase Payments less withdrawals, you should return surrender value, if greater. Also, if you allocate to the AZL Money Market Fund during the free look period, you should return the greater of Purchase Payments or Contract Value.

Response:

Revised as requested.

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ORAL COMMENTS RECEIVED DECEMBER 7 and 10, 2010

1.           Cover (Page 1)

Comments:

(a).	Please define each defined term the first time it is used in the text of the prospectus, even if it is also defined in the glossary.

(b).	Please add back to the cover page the information on the appendices for older benefits.

(c).	Please identify on the cover which investment options are available if the Income Protector and Investment Protector benefits are purchased.

Responses:

(a).	We have defined each term on first use, except where first used in a footnote.

(b).	Revised as requested.

(c).	Revised as requested.

2.           Fee Tables and Examples (Pages 6-9)

Comments:

(a).	Please provide all missing fee and expense information in the tables and expense examples.

(b).	The last line of the “Contract Annual Expense” does not appear to align with the maximum expenses for this contract given the withdrawal charge.

(c).
We note that the footnotes to the fee and expenses tables are extensive. Please confirm that all footnotes will appear at the bottom of the relevant page in the final printed version so as not to obscure the required table disclosure.

(d).	The examples need to be revised to indicate the most expensive combination of charges for each time period, including any withdrawal charges.

Responses:

(a).	Revised as requested.

(b).
We cannot combine the M&E and rider charges as they are assessed against different values and deducted differently as set out in footnotes 9 and 10. The M&E charge is assessed against the Investment Option’s net asset value and is deducted daily. The rider charge is assessed against either the Benefit Base for Income Protector or the Target Value for Investment Protector, and is deducted quarterly. We have removed this information as it is not required by Form N-4.

(c).	We revised the footnotes to make them easier to understand and shorter. All footnotes will appear at the bottom of the page on the final printed version.

(d).	Revised as requested.

AZL-Vis & VisNY page  3

3.           Allocation of Purchase Payments (Pages 14-15)

Comment:

Please clarify which plans and programs are meant by “plan/program” in the last sentence of the third paragraph.

Response:

Revised as requested.

4.           Faxed Application (Page 15)

Comment:

Please identify the states in which you do not allow applications to be faxed.

Response:

We confirmed that we now accept faxed applications in all states and removed this language from the prospectus.

5.           Free Look (Page 16)

Comment:

Please revise this paragraph to the prior language which was easier to understand.

Response:

Revised as requested.

6.           Investment Options (Page 21)

Comment:

Please add that you will send copies of the “current” prospectus when the Contract is issued (last sentence of second paragraph).

Response:

We revised the last two sentences of the second paragraph to read as follows:

We send you the current copy of the Investment Options’ prospectus when we issue the Contract. (You can also obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.)

7.           Financial Advisers – Asset Allocation Programs (Page 34)

Comment:

Please state that amounts deducted to pay financial adviser fees are subject to a withdrawal charge.

Response:

Revised as requested.

8.           Notes to Access to Your Money (Page 48)

Comments:

(a).	In the first note, please specify the restrictions applicable to withdrawals.

(b).	In the first note, please explain the significance of the Target Value and Protected Investment Value only being available on certain days.

AZL-Vis & VisNY page 4

Responses:

(a).	We determined that all restrictions are already listed and have removed this reference.

(b).	We revised this note to read as follows.

NOTE FOR CONTRACTS WITH INVESTMENT PROTECTOR OR INVESTMENT PLUS: The Target Value or Protected Investment Value is only guaranteed to be available on the last Business Day before each Target Value Date or Protected Investment Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

9.           Notes for Waiver of Withdrawal Charge Benefit (Page 50)

Comments:

(a).	In the first note, please clarify what is not available in Massachusetts.

(b).	Please rewrite the third note so the restriction is clearly stated in plain English.

Responses:

(a).	We revised the note to indicate it is the waiver of withdrawal charge benefit that is not available.

(b).	We revised the restriction to read as follows:

•
Pennsylvania – The waiver is not available if the terminal illness was already diagnosed as of the Issue Date. Also, the nursing home confinement requirement is a total of 90 non-consecutive days within a six month period.

10.           Note to Systematic Withdrawal Program (Page 50)

Comment:

Please specify the restrictions applicable to systematic withdrawals.

Response:

We determined that all restrictions are already listed and have removed this reference.

11.	First Note for The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments (Page 51)

Comment:

Please clarify what is not available while you are receiving systematic withdrawals.

Response:

We revised the note to indicate it is the minimum distribution program that is not available.

12.           Upon the Death of the Annuitant and there is no surviving joint Annuitant (Page 55)

Comment:

Please confirm that the footnotes will print at the bottom of the page and not in the second column of the table.

Response:

Revised as requested.

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13.           Selection of Optional Benefits (Page 58)

Comment:

Please revise the simultaneous replacement language in the last sentence of the last paragraph.

Response:

We revised the last sentence of the second paragraph to read as follows:

If you select the No Withdrawal Charge Option, you can only remove Income Protector, Investment Protector or Investment Plus if we increase the rider charge, or if you simultaneously replace your selected living benefit (e.g., Income Protector) with another living benefit (e.g., Investment Protector).

14.           Income Protector (Page 74)

Comment:

Please identify the circumstances when the “No Withdrawal Charge Option” can be removed or cross-reference where this disclosure can be found in the prospectus.

Response:

We revised this bullet to read as follows:

•	If you select the No Withdrawal Charge Option, you can only remove Income Protector as discussed under “Removing Income Protector From Your Contract” below.

15.           Notes for non-spouse Joint Owners selecting single Lifetime Plus Payments (Page 76)

Comment:

Please define the term “single Lifetime Plus Payment.” Also, please also clarify the last sentence.

Response:

We defined single and joint Lifetime Plus Payment as follows:

When you select this benefit, you choose whether you want Lifetime Plus Payments based on your life (single Lifetime Plus Payments) or the lifetime of you and your spouse (joint Lifetime Plus Payments).

We also revised the last sentence to read as follows:

This means that upon an Owner’s death, Lifetime Plus Payments are no longer available even if the sole Covered Person is still alive.

16.           Lifetime Plus Payment Overview (Pages 77)

Comment:

Please clarify if the annual maximum payment percentage changes each year depending on the age of the Covered Person.

Response:

We revised the last sentence of the last paragraph to read as follows:

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person moving into a new age band to receive an increase; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see the “Automatic Annual Lifetime Plus Payment Increases.”

AZL-Vis & VisNY page  6

17.           Investment Plus (Page 88)

Comment:

Please increase the prominence of the disclosure in the middle of the first paragraph indicating when the Protected Investment Value is guaranteed to be available.

Response:

We bolded this language.

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I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b).

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By: /s/ Stewart D. Gregg
            Stewart D. Gregg

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